Shareholder Report, Holdings (Details)	May 31, 2024
BNY Mellon Global Stock Fund | Class A - DSGAX
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Global Stock Fund | Class A - DSGAX | Novo Nordisk A/S, Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class A - DSGAX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon Global Stock Fund | Class A - DSGAX | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Global Stock Fund | Class A - DSGAX | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Global Stock Fund | Class A - DSGAX | Mastercard, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Global Stock Fund | Class A - DSGAX | Amphenol Corp., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Global Stock Fund | Class A - DSGAX | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Global Stock Fund | Class A - DSGAX | Edwards Lifesciences Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Stock Fund | Class A - DSGAX | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Stock Fund | Class A - DSGAX | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Global Stock Fund | Class A - DSGAX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Global Stock Fund | Class A - DSGAX | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Global Stock Fund | Class A - DSGAX | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Stock Fund | Class A - DSGAX | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Stock Fund | Class A - DSGAX | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Global Stock Fund | Class A - DSGAX | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Global Stock Fund | Class A - DSGAX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Global Stock Fund | Class A - DSGAX | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class A - DSGAX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class A - DSGAX | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class A - DSGAX | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Global Stock Fund | Class A - DSGAX | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
BNY Mellon Global Stock Fund | Class A - DSGAX | United States
Holdings [Line Items]
Percent of Net Asset Value	59.40%
BNY Mellon Global Stock Fund | Class C - DSGCX
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Global Stock Fund | Class C - DSGCX | Novo Nordisk A/S, Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class C - DSGCX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon Global Stock Fund | Class C - DSGCX | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Global Stock Fund | Class C - DSGCX | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Global Stock Fund | Class C - DSGCX | Mastercard, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Global Stock Fund | Class C - DSGCX | Amphenol Corp., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Global Stock Fund | Class C - DSGCX | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Global Stock Fund | Class C - DSGCX | Edwards Lifesciences Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Stock Fund | Class C - DSGCX | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Stock Fund | Class C - DSGCX | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Global Stock Fund | Class C - DSGCX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Global Stock Fund | Class C - DSGCX | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Global Stock Fund | Class C - DSGCX | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Stock Fund | Class C - DSGCX | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Stock Fund | Class C - DSGCX | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Global Stock Fund | Class C - DSGCX | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Global Stock Fund | Class C - DSGCX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Global Stock Fund | Class C - DSGCX | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class C - DSGCX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class C - DSGCX | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class C - DSGCX | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Global Stock Fund | Class C - DSGCX | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
BNY Mellon Global Stock Fund | Class C - DSGCX | United States
Holdings [Line Items]
Percent of Net Asset Value	59.40%
BNY Mellon Global Stock Fund | Class I - DSGIX
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Global Stock Fund | Class I - DSGIX | Novo Nordisk A/S, Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class I - DSGIX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon Global Stock Fund | Class I - DSGIX | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Global Stock Fund | Class I - DSGIX | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Global Stock Fund | Class I - DSGIX | Mastercard, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Global Stock Fund | Class I - DSGIX | Amphenol Corp., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Global Stock Fund | Class I - DSGIX | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Global Stock Fund | Class I - DSGIX | Edwards Lifesciences Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Stock Fund | Class I - DSGIX | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Stock Fund | Class I - DSGIX | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Global Stock Fund | Class I - DSGIX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Global Stock Fund | Class I - DSGIX | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Global Stock Fund | Class I - DSGIX | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Stock Fund | Class I - DSGIX | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Stock Fund | Class I - DSGIX | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Global Stock Fund | Class I - DSGIX | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Global Stock Fund | Class I - DSGIX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Global Stock Fund | Class I - DSGIX | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class I - DSGIX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class I - DSGIX | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class I - DSGIX | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Global Stock Fund | Class I - DSGIX | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
BNY Mellon Global Stock Fund | Class I - DSGIX | United States
Holdings [Line Items]
Percent of Net Asset Value	59.40%
BNY Mellon Global Stock Fund | Class Y - DSGYX
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Novo Nordisk A/S, Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Mastercard, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Amphenol Corp., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Edwards Lifesciences Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Global Stock Fund | Class Y - DSGYX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class Y - DSGYX | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Global Stock Fund | Class Y - DSGYX | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
BNY Mellon Global Stock Fund | Class Y - DSGYX | United States
Holdings [Line Items]
Percent of Net Asset Value	59.40%
BNY Mellon International Stock Fund | Class A - DSGAX
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon International Stock Fund | Class A - DSGAX | Novo Nordisk A/S, Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon International Stock Fund | Class A - DSGAX | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Stock Fund | Class A - DSGAX | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon International Stock Fund | Class A - DSGAX | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon International Stock Fund | Class A - DSGAX | Alimentation Couche-Tard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class A - DSGAX | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class A - DSGAX | adidas AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class A - DSGAX | Air Liquide SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class A - DSGAX | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Stock Fund | Class A - DSGAX | ASM International NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Stock Fund | Class A - DSGAX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.10%
BNY Mellon International Stock Fund | Class A - DSGAX | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon International Stock Fund | Class A - DSGAX | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon International Stock Fund | Class A - DSGAX | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon International Stock Fund | Class A - DSGAX | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon International Stock Fund | Class A - DSGAX | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Stock Fund | Class A - DSGAX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon International Stock Fund | Class A - DSGAX | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BNY Mellon International Stock Fund | Class A - DSGAX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon International Stock Fund | Class A - DSGAX | France
Holdings [Line Items]
Percent of Net Asset Value	13.70%
BNY Mellon International Stock Fund | Class A - DSGAX | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon International Stock Fund | Class A - DSGAX | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
BNY Mellon International Stock Fund | Class A - DSGAX | United States
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class A - DSGAX | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon International Stock Fund | Class A - DSGAX | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon International Stock Fund | Class A - DSGAX | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon International Stock Fund | Class A - DSGAX | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon International Stock Fund | Class C - DSGCX
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon International Stock Fund | Class C - DSGCX | Novo Nordisk A/S, Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon International Stock Fund | Class C - DSGCX | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Stock Fund | Class C - DSGCX | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon International Stock Fund | Class C - DSGCX | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon International Stock Fund | Class C - DSGCX | Alimentation Couche-Tard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class C - DSGCX | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class C - DSGCX | adidas AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class C - DSGCX | Air Liquide SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class C - DSGCX | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Stock Fund | Class C - DSGCX | ASM International NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Stock Fund | Class C - DSGCX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.10%
BNY Mellon International Stock Fund | Class C - DSGCX | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon International Stock Fund | Class C - DSGCX | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon International Stock Fund | Class C - DSGCX | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon International Stock Fund | Class C - DSGCX | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon International Stock Fund | Class C - DSGCX | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Stock Fund | Class C - DSGCX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon International Stock Fund | Class C - DSGCX | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BNY Mellon International Stock Fund | Class C - DSGCX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon International Stock Fund | Class C - DSGCX | France
Holdings [Line Items]
Percent of Net Asset Value	13.70%
BNY Mellon International Stock Fund | Class C - DSGCX | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon International Stock Fund | Class C - DSGCX | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
BNY Mellon International Stock Fund | Class C - DSGCX | United States
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class C - DSGCX | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon International Stock Fund | Class C - DSGCX | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon International Stock Fund | Class C - DSGCX | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon International Stock Fund | Class C - DSGCX | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon International Stock Fund | Class I - DSGIX
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon International Stock Fund | Class I - DSGIX | Novo Nordisk A/S, Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon International Stock Fund | Class I - DSGIX | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Stock Fund | Class I - DSGIX | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon International Stock Fund | Class I - DSGIX | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon International Stock Fund | Class I - DSGIX | Alimentation Couche-Tard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class I - DSGIX | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class I - DSGIX | adidas AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class I - DSGIX | Air Liquide SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class I - DSGIX | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Stock Fund | Class I - DSGIX | ASM International NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Stock Fund | Class I - DSGIX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.10%
BNY Mellon International Stock Fund | Class I - DSGIX | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon International Stock Fund | Class I - DSGIX | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon International Stock Fund | Class I - DSGIX | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon International Stock Fund | Class I - DSGIX | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon International Stock Fund | Class I - DSGIX | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Stock Fund | Class I - DSGIX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon International Stock Fund | Class I - DSGIX | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BNY Mellon International Stock Fund | Class I - DSGIX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon International Stock Fund | Class I - DSGIX | France
Holdings [Line Items]
Percent of Net Asset Value	13.70%
BNY Mellon International Stock Fund | Class I - DSGIX | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon International Stock Fund | Class I - DSGIX | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
BNY Mellon International Stock Fund | Class I - DSGIX | United States
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class I - DSGIX | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon International Stock Fund | Class I - DSGIX | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon International Stock Fund | Class I - DSGIX | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon International Stock Fund | Class I - DSGIX | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon International Stock Fund | Class Y - DSGYX
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon International Stock Fund | Class Y - DSGYX | Novo Nordisk A/S, Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon International Stock Fund | Class Y - DSGYX | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Stock Fund | Class Y - DSGYX | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon International Stock Fund | Class Y - DSGYX | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon International Stock Fund | Class Y - DSGYX | Alimentation Couche-Tard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class Y - DSGYX | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class Y - DSGYX | adidas AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class Y - DSGYX | Air Liquide SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class Y - DSGYX | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Stock Fund | Class Y - DSGYX | ASM International NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Stock Fund | Class Y - DSGYX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.10%
BNY Mellon International Stock Fund | Class Y - DSGYX | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon International Stock Fund | Class Y - DSGYX | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon International Stock Fund | Class Y - DSGYX | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon International Stock Fund | Class Y - DSGYX | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon International Stock Fund | Class Y - DSGYX | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Stock Fund | Class Y - DSGYX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon International Stock Fund | Class Y - DSGYX | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BNY Mellon International Stock Fund | Class Y - DSGYX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon International Stock Fund | Class Y - DSGYX | France
Holdings [Line Items]
Percent of Net Asset Value	13.70%
BNY Mellon International Stock Fund | Class Y - DSGYX | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon International Stock Fund | Class Y - DSGYX | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
BNY Mellon International Stock Fund | Class Y - DSGYX | United States
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class Y - DSGYX | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon International Stock Fund | Class Y - DSGYX | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon International Stock Fund | Class Y - DSGYX | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon International Stock Fund | Class Y - DSGYX | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon Select Managers Small Cap Value Fund | Class A - DSGAX | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Select Managers Small Cap Value Fund | Class A - DSGAX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Select Managers Small Cap Value Fund | Class A - DSGAX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Select Managers Small Cap Value Fund | Class A - DSGAX | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Select Managers Small Cap Value Fund | Class A - DSGAX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Select Managers Small Cap Value Fund | Class A - DSGAX | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Select Managers Small Cap Value Fund | Class A - DSGAX | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Select Managers Small Cap Value Fund | Class A - DSGAX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon Select Managers Small Cap Value Fund | Class A - DSGAX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Select Managers Small Cap Value Fund | Class A - DSGAX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon Select Managers Small Cap Value Fund | Class A - DSGAX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon Select Managers Small Cap Value Fund | Class A - DSGAX | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
BNY Mellon Select Managers Small Cap Value Fund | Class A - DSGAX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	40.10%
BNY Mellon Select Managers Small Cap Value Fund | Class C - DSGCX | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Select Managers Small Cap Value Fund | Class C - DSGCX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Select Managers Small Cap Value Fund | Class C - DSGCX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Select Managers Small Cap Value Fund | Class C - DSGCX | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Select Managers Small Cap Value Fund | Class C - DSGCX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Select Managers Small Cap Value Fund | Class C - DSGCX | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Select Managers Small Cap Value Fund | Class C - DSGCX | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Select Managers Small Cap Value Fund | Class C - DSGCX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon Select Managers Small Cap Value Fund | Class C - DSGCX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Select Managers Small Cap Value Fund | Class C - DSGCX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon Select Managers Small Cap Value Fund | Class C - DSGCX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon Select Managers Small Cap Value Fund | Class C - DSGCX | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
BNY Mellon Select Managers Small Cap Value Fund | Class C - DSGCX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	40.10%
BNY Mellon Select Managers Small Cap Value Fund | Class I - DSGIX | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Select Managers Small Cap Value Fund | Class I - DSGIX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Select Managers Small Cap Value Fund | Class I - DSGIX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Select Managers Small Cap Value Fund | Class I - DSGIX | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Select Managers Small Cap Value Fund | Class I - DSGIX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Select Managers Small Cap Value Fund | Class I - DSGIX | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Select Managers Small Cap Value Fund | Class I - DSGIX | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Select Managers Small Cap Value Fund | Class I - DSGIX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon Select Managers Small Cap Value Fund | Class I - DSGIX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Select Managers Small Cap Value Fund | Class I - DSGIX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon Select Managers Small Cap Value Fund | Class I - DSGIX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon Select Managers Small Cap Value Fund | Class I - DSGIX | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
BNY Mellon Select Managers Small Cap Value Fund | Class I - DSGIX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	40.10%
BNY Mellon Select Managers Small Cap Value Fund | Class Y - DSGYX | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Select Managers Small Cap Value Fund | Class Y - DSGYX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Select Managers Small Cap Value Fund | Class Y - DSGYX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Select Managers Small Cap Value Fund | Class Y - DSGYX | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Select Managers Small Cap Value Fund | Class Y - DSGYX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Select Managers Small Cap Value Fund | Class Y - DSGYX | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Select Managers Small Cap Value Fund | Class Y - DSGYX | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Select Managers Small Cap Value Fund | Class Y - DSGYX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon Select Managers Small Cap Value Fund | Class Y - DSGYX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Select Managers Small Cap Value Fund | Class Y - DSGYX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon Select Managers Small Cap Value Fund | Class Y - DSGYX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon Select Managers Small Cap Value Fund | Class Y - DSGYX | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
BNY Mellon Select Managers Small Cap Value Fund | Class Y - DSGYX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	40.10%